Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Commitments and contingencies
30.	Commitments and contingencies
Operating lease commitments - Group as lessee
The Group has various lease contracts that have not yet commenced as of December 31, 2023. The future lease payments for these non-cancellable
lease contracts are as follows:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Within 1 year	—	98	14
After 1 year but within 5 years	—	198	28
After 5 years	—	—	—

	—	296	42

Capital commitments
As of December 31, 2022 and 2023, the Group had capital expenditure (mainly in respect of property, plant and equipment) contracted for but not paid and not recognized in financial statements amounting to RMB 319.5 million and RMB 175.9 million (US$ 24.8 million) respectively. The Group’s share of joint venture’s capital commitment is disclosed in Note 5.